EXIT and DISPOSAL ACTIVITIES (Condensed Cash Flow of the Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash provided by operating activities	$ 17,994,548	$ 5,048,042	$ 14,122,875
Net cash (used in) provided by investing activities	616,988	(3,752,066)	(975,550)
Net cash used in financing activities	$ (16,778,925)	$ (8,742,573)	$ (33,711,235)